EATON VANCE HIGH INCOME OPPORTUNITIES FUND

Supplement to Statement of Additional Information dated March 1, 2024

The following replaces the second table under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Kelley Gerrity	None	None
Stephen Concannon	$50,001 - $100,000	$100,001 - $500,000
Jeffrey Mueller	$50,001 - $100,000	$100,001 - $500,000

May 8, 2024